                   OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                      Supplement Dated December 3, 2003
      to the Statement of Additional Information dated December 23, 2002

The Statement of Additional Information is changed by replacing the section titled "Loans of Portfolio Securities" beginning on page 14 with the following:

|X|   Loans of  Portfolio  Securities.  The Fund has entered into a Securities
   Lending  Agreement  ("Securities  Lending  Agreement")  with  JP  Morgan
   Chase.  Under that  agreement  portfolio  securities  of the Fund may be loaned  to  brokers,  dealers  and  other  financial  institutions.  The
   Securities  Lending  Agreement  provides  that loans must be  adequately collateralized  and  may be made  only in  conformity  with  the  Fund's
   Securities Lending Guidelines,  adopted by the Fund's Board of Trustees.
   The value of the  securities  loaned  may not exceed 25% of the value of the Fund's net assets.

      The Fund will lend such  portfolio  securities to attempt to increase
   the  Fund's  income.   Under  the  Securities   Lending   Agreement  and
   applicable  regulatory  requirements (which are subject to change),  the loan  collateral  must,  on each  business day, be at least equal to the value of the loaned  securities  and must consist of cash,  bank letters of credit or  securities  of the U.S.  government  (or its  agencies  or instrumentalities),  or other  cash  equivalents  in  which  the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must  obligate  a bank to pay to JP  Morgan  Chase,  as  agent,  amounts demanded by the Fund if the demand  meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be  satisfactory to JP Morgan  Chase and the Fund.  The Fund will  receive,  pursuant  to the Securities  Lending  Agreement,  80% of all annual net income (i.e., net of rebates to the Borrower) from  securities  lending  transactions.
   JP Morgan Chase has agreed, in general,  to guarantee the obligations of borrowers  to  return  loaned  securities  and  to  be  responsible  for expenses relating to securities  lending.  The Fund will be responsible, however,  for risks  associated with the investment of cash  collateral, including  the risk that the  issuer of the  security  in which the cash
   collateral  has  been  invested   defaults.   The   Securities   Lending
   Agreement  may be terminated by either JP Morgan Chase or the Fund on 30 days'  written  notice.  The terms of the  Fund's  loans  must also meet applicable  tests under the Internal Revenue Code and permit the Fund to reacquire loaned  securities on five business days' notice or in time to vote on any important matter.

December 3, 2003                                                  PX0236.012

                    OPPENHEIMER QUEST BALANCED VALUE FUND

                      Supplement Dated December 3, 2003
      to the Statement of Additional Information dated December 23, 2002

The Statement of Additional Information is changed by replacing the section titled "Loans of Portfolio Securities" beginning on page 13 with the following:

|X|   Loans of  Portfolio  Securities.  The Fund has entered into a Securities
   Lending  Agreement  ("Securities  Lending  Agreement")  with  JP  Morgan
   Chase.  Under that  agreement  portfolio  securities  of the Fund may be loaned  to  brokers,  dealers  and  other  financial  institutions.  The
   Securities  Lending  Agreement  provides  that loans must be  adequately collateralized  and  may be made  only in  conformity  with  the  Fund's
   Securities Lending Guidelines,  adopted by the Fund's Board of Trustees.
   The value of the  securities  loaned  may not exceed 25% of the value of the Fund's net assets.

      The Fund will lend such  portfolio  securities to attempt to increase
   the  Fund's  income.   Under  the  Securities   Lending   Agreement  and
   applicable  regulatory  requirements (which are subject to change),  the loan  collateral  must,  on each  business day, be at least equal to the value of the loaned  securities  and must consist of cash,  bank letters of credit or  securities  of the U.S.  government  (or its  agencies  or instrumentalities),  or other  cash  equivalents  in  which  the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must  obligate  a bank to pay to JP  Morgan  Chase,  as  agent,  amounts demanded by the Fund if the demand  meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be  satisfactory to JP Morgan  Chase and the Fund.  The Fund will  receive,  pursuant  to the Securities  Lending  Agreement,  80% of all annual net income (i.e., net of rebates to the Borrower) from  securities  lending  transactions.
   JP Morgan Chase has agreed, in general,  to guarantee the obligations of borrowers  to  return  loaned  securities  and  to  be  responsible  for expenses relating to securities  lending.  The Fund will be responsible, however,  for risks  associated with the investment of cash  collateral, including  the risk that the  issuer of the  security  in which the cash
   collateral  has  been  invested   defaults.   The   Securities   Lending
   Agreement  may be terminated by either JP Morgan Chase or the Fund on 30 days'  written  notice.  The terms of the  Fund's  loans  must also meet applicable  tests under the Internal Revenue Code and permit the Fund to reacquire loaned  securities on five business days' notice or in time to vote on any important matter.

December 3, 2003                                                  PX0257.012